Client Name:
Client Project Name:	BRAVO 2026-NQM4
Start - End Dates:	3/31/2017 - 1/26/2026
Deal Loan Count:	2

Conditions Report 2.0

Loans in Report:	2
Loans with Conditions:	1

Loan Number	Lender Application Date	Broker Application Date	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade
BRAVO202640821	XXXXXX	XXXXXX	C	A	C	A
BRAVO202640825	XXXXXX	XXXXXX	A	A	A	A